Administration Expenses	12 Months Ended
Dec. 31, 2024
Administration Expenses [Abstract]
Administration expenses
6.	Administration expenses

Administration expenses for the year includes those incurred by the Legacy Hydrogen Entities up until the date of deconsolidation. It includes a reclassification from cost of sales relating to revenue that was initially recognised, and then subsequently derecognised due to customer contracts not being fulfilled by the Legacy Hydrogen Entities. Impairment on inventory of €2.2 million within the Legacy Hydrogen Entities was also booked before deconsolidation. Administration expenses also includes expenses relating to the Group’s newly acquired subsidiary QIND, (and indirectly Al Shola Gas) for the one-month period after the acquisition.

	2024	2023	2022
	€’000	€’000	€’000
Wages and salaries	6,750	7,649	8,706
Depreciation and amortization	2,632	1,547	1,002
Professional fees	859	1,605	1,722
Consulting fees	638	1,816	2,068
Other expenses	1,641	3,218	4,918
Reclassification of cost of sales	1,153	-	-
Impairment of inventory	2,200	-	-
	15,873	15,835	18,416